Off-balance-sheet exposures - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 325,379	€ 321,234
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	17,498	17,449
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	17,455	17,437
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	43	12
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	151,556	148,118
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	64,229	62,161
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	87,327	85,957
Impaired assets | Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	432	345
Impaired assets | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	316	332
Impaired assets | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 574	€ 668